ACR International Quality Return (IQR) Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.1%
	CANADA — 8.0%
5,440	Fairfax Financial Holdings Ltd.	$2,711,882
902,710	KITS Eyecare Ltd.*	1,800,746
		4,512,628
	DENMARK — 5.0%
159,256	ISS A/S*	2,788,476
	FRANCE — 13.1%
245,350	Cie Plastic Omnium S.A.	4,549,195
20,210	Danone S.A.	1,063,428
14,807	Thales S.A.	1,785,097
		7,397,720
	IRELAND — 8.2%
43,261	DCC PLC	2,489,880
2,177,277	Greencore Group PLC*	2,151,224
		4,641,104
	ITALY — 2.6%
161,490	Brembo S.p.A.	1,480,999
	NORWAY — 6.3%
103,891	Multiconsult A.S.A.[1]	1,425,171
176,117	Protector Forsikring A.S.A.	2,108,889
		3,534,060
	SWITZERLAND — 4.4%
3,803	Medmix A.G.[1]	84,651
40,460	Sulzer A.G.	2,414,607
		2,499,258
	UNITED KINGDOM — 45.6%
92,401	Ashtead Group PLC	4,539,500
213,426	Barclays PLC - ADR	1,662,588
1,423,301	Countryside Partnerships PLC*[1]	3,985,838
1,522,518	Eurocell PLC	2,829,959
185,218	Liberty Global PLC - Class C*[2]	3,946,996
198,848	Liberty Latin America Ltd. - Class C*[2]	1,385,971
880,231	Naked Wines PLC*	1,363,601
623,283	Victoria PLC*	2,487,991
259,695	Vodafone Group PLC - ADR	3,485,107
		25,687,551

ACR International Quality Return (IQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 2.9%
174,122	Burford Capital Ltd.	$1,632,394
	TOTAL COMMON STOCKS
	(Cost $73,139,255)	54,174,190

Principal Amount
	SHORT-TERM INVESTMENTS — 3.6%
$1,989,803	UMB Bank Demand Deposit, 0.01%[3]	1,989,803
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,989,803)	1,989,803
	TOTAL INVESTMENTS — 99.7%
	(Cost $75,129,058)	56,163,993
	Other Assets in Excess of Liabilities — 0.3%	195,991
	TOTAL NET ASSETS — 100.0%	$56,359,984

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $5,495,660 which represents 9.8% of Total Net Assets.
[2]Foreign security denominated in U.S. Dollars.
[3]The rate is the annualized seven-day yield at period end.